Long Term Debt - Schedule Of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	$ 515,931	$ 422,578
Current portion of long-term debt	27,156	45,722
Long-term debt	488,775	376,856
Current portion of deferred financing costs	2,375	2,166
Deferred financing costs non-current	6,384	6,050
Total deferred financing costs	8,759	8,216
Total debt, net of deferred financing costs	507,172	414,362
Current portion of long-term debt, net	24,781	43,556
Long-term debt, net	482,391	370,806
Line of credit | Line of credit
Debt Instrument [Line Items]
Long-Term Debt, Total	99,710	74,210
Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Long-Term Debt, Total	93,000	15,000
Sale and leaseback financing
Debt Instrument [Line Items]
Long-Term Debt, Total	212,857	226,383
Bonds
Debt Instrument [Line Items]
Long-Term Debt, Total	110,364	106,985
Safe Bulkers | Line of credit | Line of credit | September 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	10,500	10,500
Safe Bulkers | Line of credit | Line of credit | December 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	20,600	20,600
Safe Bulkers | Line of credit | Revolving credit facility | December 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	13,000	0
Monagrouli | Line of credit | Line of credit | April 2020
Debt Instrument [Line Items]
Long-Term Debt, Total	19,360	19,360
Pelea - Vasstwo - Eniaprohi - Vassone | Line of credit | Line of credit | December 2018
Debt Instrument [Line Items]
Long-Term Debt, Total	23,750	23,750
Shimafive | Sale and leaseback financing | October 2023
Debt Instrument [Line Items]
Long-Term Debt, Total	25,500	0
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Lofou | Line of credit | Revolving credit facility | December 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	50,000	15,000
Pentakomo - Maxdekatria - Gloverthree - Gloverseven | Line of credit | Revolving credit facility | June 2023
Debt Instrument [Line Items]
Long-Term Debt, Total	30,000	0
Pentakomo | Sale and leaseback financing | January 2020
Debt Instrument [Line Items]
Long-Term Debt, Total	0	10,500
Maxdekatria | Sale and leaseback financing | January 2020
Debt Instrument [Line Items]
Long-Term Debt, Total	0	10,500
Shikokuokto | Sale and leaseback financing | December 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	0	14,000
Gloversix | Sale and leaseback financing | December 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	0	14,560
Maxdeka | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	12,821	14,978
Shikoku | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	13,486	15,756
Shikokutessera | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	13,216	15,384
Glovertwo | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	12,342	14,412
Maxtessera | Sale and leaseback financing | April 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	21,401	24,798
Kyotofriendo One | Sale and leaseback financing | September 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	21,737	24,690
Pinewood | Sale and leaseback financing | February 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	18,823	20,695
Shikokuepta | Sale and leaseback financing | August 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	19,167	21,167
Agros | Sale and leaseback financing | May 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	23,197	24,943
Yasudyo | Sale and leaseback financing | September 2023
Debt Instrument [Line Items]
Long-Term Debt, Total	29,051	0
Shimaeight | Sale and leaseback financing | November 2023
Debt Instrument [Line Items]
Long-Term Debt, Total	27,616	0
Safe Bulkers Participations | Bonds | February 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	$ 110,364	$ 106,985